Fair Value Measurements - Schedule of Breakdown of the Available-for-Sale Marketable Securities in an Unrealized Loss Position (Details) $ in Thousands	Dec. 31, 2022 USD ($)
US Treasury securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Less than 12 months	$ 14,713
Fair Value, Total	14,713
Gross Unrealized Loss, Less than 12 months	(50)
Gross Unrealized Loss, Total	(50)
Corporate debt securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Less than 12 months	16,915
Fair Value, Total	16,915
Gross Unrealized Loss, Less than 12 months	(57)
Gross Unrealized Loss, Total	(57)
Commercial paper [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Less than 12 months	34,698
Fair Value, Total	34,698
Gross Unrealized Loss, Less than 12 months	0
Gross Unrealized Loss, Total	0
Asset backed securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Less than 12 months	2,847
Fair Value, Total	2,847
Gross Unrealized Loss, Less than 12 months	(3)
Gross Unrealized Loss, Total	$ (3)